Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Compensation of Key Management Personnel of Bank

For the year ended October 31 ($ millions)	2020	2019
Salaries and cash incentives (1)	$19	$17
Equity-based payment (2)	30	25
Pension and other benefits (1)	6	5
Total	$55	$47

(1)	Expensed during the year.
(2)	Awarded during the year.

Summary of Loans and Deposits of Key Management Personnel	Loans and deposits of key management personnel

As at October 31 ($ millions)	2020	2019
Loans	$15	$14
Deposits	$11	$9

Summary of Transaction With Joint Ventures and Associates	Transactions between the Bank and its associated companies and joint ventures also qualify as related party transactions and were recorded as follows:

As at and for the year ended October 31 ($ millions)	2020	2019	2018
Net income / (loss)	$(75)	$(68)	$(64)
Loans	203	327	702
Deposits	159	194	151
Guarantees and commitments	23	16	123